Convertible Senior Notes - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) TradingDay $ / shares	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Deferred tax liability			$ 51,144,000	$ 42,446,000
Closing price of common stock | $ / shares		$ 26.54	$ 29.78
Warrants price per unit | $ / shares		$ 81.14	$ 81.14
Term issuance of warrants		5 years	5 years
Convertible Senior Notes 0.125% due April 1, 2019 [Member]
Debt Instrument [Line Items]
Interest rate	0.125%	0.125%	0.125%
Debt par value	$ 402,500,000	$ 402,500,000	$ 402,500,000
Semi-annual first interest is payable	--04-01
Semi-annual second interest is payable	--10-01
Interest is payable start date	Oct. 01, 2014
Debt conversion description		During any calendar quarter commencing after June 30, 2014, if, for at least 20 trading days during the 30 consecutive trading day period ending on the last trading day of the immediately preceding calendar quarter, the last reported sales price of the Company's common stock for such trading day is greater than or equal to 130% of the applicable conversion price for the Notes on each applicable trading day	During any calendar quarter commencing after June 30, 2014, if, for at least 20 trading days during the 30 consecutive trading day period ending on the last trading day of the immediately preceding calendar quarter, the last reported sales price of the Company's common stock for such trading day is greater than or equal to 130% of the applicable conversion price for the Notes on each applicable trading day
Debt instrument convertible threshold trading days		20	20
Common stock closing sales price percentage		130.00%	130.00%
Percentage of trading price for conversion of note		98.00%	98.00%
Consecutive trading period		5 days	5 days
Principal amount		$ 1,000	$ 1,000
Percentage of principal amount of notes		100.00%	100.00%
Convertible Senior Notes 0.125% due April 1, 2019 [Member] | (Level 2) [Member]
Debt Instrument [Line Items]
Total estimated fair value of the notes		$ 293,300,000	$ 304,300,000
0.125% Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Debt par value		402,500,000	402,500,000
Deferred tax liability		$ 800,000	$ 800,000